Financial Risk Management (Schedule of Foreign Currency Risk through Financial Assets and Liabilities) (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 IDR (Rp)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 IDR (Rp)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 IDR (Rp)	Jun. 30, 2016 USD ($)
Statement Line Items [Line Items]
Cash	$ 66,125			$ 30,887			$ 25,158			$ 1,290
Canadian dollars [Member]
Statement Line Items [Line Items]
Cash		$ 3,026			$ 987			$ 5,012
Receivables		12,849			10,016			3,212
Accounts payable and accrued liabilities		$ (83,353)			$ (128,813)			$ (63,243)
Indonesian Rupiah [Member]
Statement Line Items [Line Items]
Cash | Rp			Rp 310,453,039			Rp 211,156,790			Rp 16,857,875
Receivables | Rp
Accounts payable and accrued liabilities | Rp			Rp (439,546,620)			Rp (341,664,000)			Rp (304,510,667)